16 Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Capitalized borrowing costs	R$ 12	R$ 11	R$ 12
Borrowing costs eligible for capitalization rate	150.67%	136.11%	101.78%
Cost of goods and services sold	R$ 34	R$ 29	R$ 10
Description of recovery test of stores operating assets	• Step 1: the carrying amount of properties in rented stores was compared to a sales multiple (35%) representing transactions between retail companies. Stores for which the multiple of sales was lower than their carrying amount and owned stores, a more detailed test is made, as described in Step 2 below. • Step 2: The Company considered the highest value between: a) the discounted cash flows of stores using sales growth average of 5.6% in 2020 (4.5% in 2019) for period exceeding the next five years and a discount rate of 9.8% in 2020 (8.7% in 2019) and; b) appraisal reports drawn up by independent experts for own stores.